Expense Example, No Redemption	Oct. 31, 2025 USD ($)
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 595
Expense Example, No Redemption, 3 Years	1,171
Expense Example, No Redemption, 5 Years	1,772
Expense Example, No Redemption, 10 Years	3,391
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	354
Expense Example, No Redemption, 3 Years	1,095
Expense Example, No Redemption, 5 Years	1,856
Expense Example, No Redemption, 10 Years	3,691
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	254
Expense Example, No Redemption, 3 Years	800
Expense Example, No Redemption, 5 Years	1,372
Expense Example, No Redemption, 10 Years	2,928
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund | R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	304
Expense Example, No Redemption, 3 Years	948
Expense Example, No Redemption, 5 Years	1,618
Expense Example, No Redemption, 10 Years	3,405
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	314
Expense Example, No Redemption, 3 Years	502
Expense Example, No Redemption, 5 Years	707
Expense Example, No Redemption, 10 Years	1,296
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund | Advisor
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	284
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	1,096
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	152
Expense Example, No Redemption, 3 Years	471
Expense Example, No Redemption, 5 Years	813
Expense Example, No Redemption, 10 Years	1,617
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	798
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | Advisor
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	230
Expense Example, No Redemption, 3 Years	709
Expense Example, No Redemption, 5 Years	1,215
Expense Example, No Redemption, 10 Years	2,605
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	548
Expense Example, No Redemption, 3 Years	1,011
Expense Example, No Redemption, 5 Years	1,501
Expense Example, No Redemption, 10 Years	2,846
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	280
Expense Example, No Redemption, 3 Years	859
Expense Example, No Redemption, 5 Years	1,464
Expense Example, No Redemption, 10 Years	2,980
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	634
Expense Example, No Redemption, 5 Years	1,088
Expense Example, No Redemption, 10 Years	2,348
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	612
Expense Example, No Redemption, 5 Years	1,052
Expense Example, No Redemption, 10 Years	2,275
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | Advisor
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	109
Expense Example, No Redemption, 3 Years	340
Expense Example, No Redemption, 5 Years	590
Expense Example, No Redemption, 10 Years	1,306
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	431
Expense Example, No Redemption, 3 Years	654
Expense Example, No Redemption, 5 Years	896
Expense Example, No Redemption, 10 Years	1,588
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	573
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	1,940
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,014
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	942
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | Advisor
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	111
Expense Example, No Redemption, 3 Years	347
Expense Example, No Redemption, 5 Years	601
Expense Example, No Redemption, 10 Years	1,329
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	433
Expense Example, No Redemption, 3 Years	660
Expense Example, No Redemption, 5 Years	906
Expense Example, No Redemption, 10 Years	1,611
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	187
Expense Example, No Redemption, 3 Years	579
Expense Example, No Redemption, 5 Years	995
Expense Example, No Redemption, 10 Years	1,962
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	1,037
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	966
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	434
Expense Example, No Redemption, 3 Years	993
Expense Example, No Redemption, 5 Years	1,578
Expense Example, No Redemption, 10 Years	3,162
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	915
Expense Example, No Redemption, 5 Years	1,664
Expense Example, No Redemption, 10 Years	3,470
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	614
Expense Example, No Redemption, 5 Years	1,169
Expense Example, No Redemption, 10 Years	2,683
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	441
Expense Example, No Redemption, 3 Years	692
Expense Example, No Redemption, 5 Years	961
Expense Example, No Redemption, 10 Years	1,731
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	610
Expense Example, No Redemption, 5 Years	1,050
Expense Example, No Redemption, 10 Years	2,079
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	301
Expense Example, No Redemption, 5 Years	524
Expense Example, No Redemption, 10 Years	1,165
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	474
Expense Example, No Redemption, 3 Years	787
Expense Example, No Redemption, 5 Years	1,122
Expense Example, No Redemption, 10 Years	2,068
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	229
Expense Example, No Redemption, 3 Years	706
Expense Example, No Redemption, 5 Years	1,210
Expense Example, No Redemption, 10 Years	2,407
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	128
Expense Example, No Redemption, 3 Years	400
Expense Example, No Redemption, 5 Years	692
Expense Example, No Redemption, 10 Years	1,523
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	954
Expense Example, No Redemption, 10 Years	2,073
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	121
Expense Example, No Redemption, 3 Years	378
Expense Example, No Redemption, 5 Years	654
Expense Example, No Redemption, 10 Years	1,443
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	567
Expense Example, No Redemption, 3 Years	1,083
Expense Example, No Redemption, 5 Years	1,626
Expense Example, No Redemption, 10 Years	3,102
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	325
Expense Example, No Redemption, 3 Years	1,006
Expense Example, No Redemption, 5 Years	1,711
Expense Example, No Redemption, 10 Years	3,410
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	225
Expense Example, No Redemption, 3 Years	709
Expense Example, No Redemption, 5 Years	1,219
Expense Example, No Redemption, 10 Years	2,620
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	275
Expense Example, No Redemption, 3 Years	859
Expense Example, No Redemption, 5 Years	1,468
Expense Example, No Redemption, 10 Years	3,114
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	222
Expense Example, No Redemption, 3 Years	700
Expense Example, No Redemption, 5 Years	1,204
Expense Example, No Redemption, 10 Years	2,590
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	473
Expense Example, No Redemption, 3 Years	784
Expense Example, No Redemption, 5 Years	1,117
Expense Example, No Redemption, 10 Years	2,057
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	227
Expense Example, No Redemption, 3 Years	700
Expense Example, No Redemption, 5 Years	1,200
Expense Example, No Redemption, 10 Years	2,388
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	126
Expense Example, No Redemption, 3 Years	393
Expense Example, No Redemption, 5 Years	681
Expense Example, No Redemption, 10 Years	1,500
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund | R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	944
Expense Example, No Redemption, 10 Years	2,052
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	641
Expense Example, No Redemption, 3 Years	886
Expense Example, No Redemption, 5 Years	1,150
Expense Example, No Redemption, 10 Years	1,903
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	612
Expense Example, No Redemption, 5 Years	1,052
Expense Example, No Redemption, 10 Years	2,080
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	1,166
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Multi-Cap Growth Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	644
Expense Example, No Redemption, 3 Years	895
Expense Example, No Redemption, 5 Years	1,165
Expense Example, No Redemption, 10 Years	1,935
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Multi-Cap Growth Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	201
Expense Example, No Redemption, 3 Years	621
Expense Example, No Redemption, 5 Years	1,068
Expense Example, No Redemption, 10 Years	2,113
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	635
Expense Example, No Redemption, 3 Years	868
Expense Example, No Redemption, 5 Years	1,120
Expense Example, No Redemption, 10 Years	1,838
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	192
Expense Example, No Redemption, 3 Years	594
Expense Example, No Redemption, 5 Years	1,021
Expense Example, No Redemption, 10 Years	2,016
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	284
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	1,096
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	636
Expense Example, No Redemption, 3 Years	871
Expense Example, No Redemption, 5 Years	1,125
Expense Example, No Redemption, 10 Years	1,849
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	597
Expense Example, No Redemption, 5 Years	1,026
Expense Example, No Redemption, 10 Years	2,027
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	1,108
Eaton Vance Global Equity Income Fund | Eaton Vance Global Equity Income Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	637
Expense Example, No Redemption, 3 Years	874
Expense Example, No Redemption, 5 Years	1,130
Expense Example, No Redemption, 10 Years	1,860
Eaton Vance Global Equity Income Fund | Eaton Vance Global Equity Income Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	195
Expense Example, No Redemption, 3 Years	603
Expense Example, No Redemption, 5 Years	1,037
Expense Example, No Redemption, 10 Years	2,046
Eaton Vance Global Equity Income Fund | Eaton Vance Global Equity Income Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	638
Expense Example, No Redemption, 3 Years	877
Expense Example, No Redemption, 5 Years	1,135
Expense Example, No Redemption, 10 Years	1,871
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	195
Expense Example, No Redemption, 3 Years	603
Expense Example, No Redemption, 5 Years	1,037
Expense Example, No Redemption, 10 Years	2,048
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	94
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	509
Expense Example, No Redemption, 10 Years	1,131
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	145
Expense Example, No Redemption, 3 Years	449
Expense Example, No Redemption, 5 Years	776
Expense Example, No Redemption, 10 Years	1,702
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	413
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	802
Expense Example, No Redemption, 10 Years	1,385
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	517
Expense Example, No Redemption, 5 Years	892
Expense Example, No Redemption, 10 Years	1,743
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	798
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	689
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	420
Expense Example, No Redemption, 3 Years	621
Expense Example, No Redemption, 5 Years	839
Expense Example, No Redemption, 10 Years	1,465
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	928
Expense Example, No Redemption, 10 Years	1,821
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	$ 835